Cover Page	Sep. 05, 2019
Cover [Abstract]
Entity Registrant Name	NUCOR CORPORATION
Document Type	8-K/A
Amendment Flag	true
Entity Central Index Key	0000073309
Document Period End Date	Sep. 05, 2019
Entity Emerging Growth Company	false
Entity File Number	1-4119
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-1860817
Entity Address, Address Line One	1915 Rexford Road
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	704
Local Phone Number	366-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, par value $0.40 per share
Trading Symbol	NUE
Name of each exchange on which registered	NYSE
Amendment Description	This Amendment No. 2 amends the Current Report on Form 8-K (the “Original 8-K”) Nucor Corporation (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2019, as amended by Amendment No. 1 filed with the SEC on September 26, 2019 (“Amendment No. 1”), regarding, among other things, the election of Leon J. Topalian to succeed John J. Ferriola as Chief Executive Officer of the Company on January 1, 2020 following Mr. Ferriola’s retirement as Chairman and Chief Executive Officer of the Company on December 31, 2019. The disclosure included in the Original 8-K, as amended by Amendment No. 1, otherwise remains unchanged.